LVIP BlackRock Advantage Allocation Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares°	Value (U.S. $)
COMMON STOCK–51.06%
U.S. MARKETS–32.16%
Aerospace & Defense–0.57%
†Boeing	353	$ 89,916
L3Harris Technologies	402	81,478
Lockheed Martin	402	148,539
Northrop Grumman	250	80,910
†Rolls-Royce Holdings	29,250	42,461
		443,304
Air Freight & Logistics–0.27%
Expeditors International of Washington	359	38,661
FedEx	219	62,205
United Parcel Service Class B	565	96,044
†XPO Logistics	82	10,110
		207,020
Airlines–0.08%
†Japan Airlines	1,400	31,230
†Singapore Airlines	7,900	32,594
		63,824
Auto Components–0.05%
BorgWarner	464	21,511
Hyundai Mobis	60	15,481
		36,992
Automobiles–0.48%
†Ford Motor	2,571	31,495
Stellantis	642	11,356
†Tesla	498	332,629
		375,480
Banks–0.79%
Bank Central Asia	8,200	17,543
Bank of America	4,691	181,495
Fifth Third Bancorp	471	17,639
Huntington Bancshares	673	10,580
JPMorgan Chase & Co.	873	132,897
KeyCorp	633	12,647
South State	38	2,983
Svenska Handelsbanken Class A	2,890	31,390
Truist Financial	889	51,847
US Bancorp	979	54,149
Wells Fargo & Co.	2,576	100,644
		613,814
Beverages–0.57%
Coca-Cola	2,678	141,157
†Molson Coors Beverage Class B	1,824	93,298
PepsiCo	1,481	209,487
		443,942
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology–0.63%
AbbVie	1,160	$ 125,535
†Alexion Pharmaceuticals	126	19,267
Amgen	350	87,083
†Biogen	165	46,159
Gilead Sciences	1,133	73,226
†Incyte	310	25,194
†Moderna	75	9,821
†Regeneron Pharmaceuticals	103	48,733
†Vertex Pharmaceuticals	245	52,648
		487,666
Building Products–0.09%
Advanced Drainage Systems	240	24,814
Carrier Global	354	14,946
Lennox International	39	12,152
Masco	259	15,514
		67,426
Capital Markets–0.81%
Affiliated Managers Group	204	30,402
Ameriprise Financial	78	18,131
Bank of New York Mellon	3,496	165,326
Charles Schwab	1,006	65,571
CME Group	244	49,832
Credit Suisse Group	8,786	92,048
Franklin Resources	1,117	33,063
Intercontinental Exchange	137	15,300
Invesco	674	16,998
IOOF Holdings	5,574	14,903
Janus Henderson Group	463	14,422
Morgan Stanley	981	76,185
T. Rowe Price Group	206	35,350
		627,531
Chemicals–0.31%
Air Products & Chemicals	131	36,856
Asian Paints	1,113	38,626
DuPont de Nemours	632	48,841
Sherwin-Williams	134	98,893
W R Grace & Co	238	14,247
		237,463
Commercial Services & Supplies–0.09%
†Copart	141	15,314
Waste Connections	472	$50,983
		66,297
Communications Equipment–0.02%
†Arista Networks	47	14,189
		14,189
Consumer Finance–0.21%
Ally Financial	248	11,212
LVIP BlackRock Advantage Allocation Fund–1

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Consumer Finance (continued)
American Express	373	$ 52,757
Capital One Financial	300	38,169
†Credit Acceptance	67	24,135
Discover Financial Services	126	11,969
†PROG Holdings	236	10,217
Synchrony Financial	340	13,824
		162,283
Containers & Packaging–0.05%
†Berry Global Group	610	37,454
		37,454
Distributors–0.01%
Genuine Parts	96	11,097
		11,097
Diversified Consumer Services–0.17%
†Bright Horizons Family Solutions	176	30,175
†Chegg	676	57,906
H&R Block	1,881	41,006
		129,087
Diversified Financial Services–0.61%
†Berkshire Hathaway Class B	1,563	399,300
Mitsubishi UFJ Lease & Finance	3,700	22,322
Voya Financial	771	49,066
		470,688
Diversified Telecommunication Services–0.42%
AT&T	4,674	141,482
KT	814	20,318
Lumen Technologies	603	8,050
Verizon Communications	2,677	155,668
		325,518
Electric Utilities–0.21%
Avangrid	658	32,775
NextEra Energy	1,292	97,688
Portland General Electric	211	10,016
Xcel Energy	348	23,146
		163,625
Electrical Equipment–0.38%
Acuity Brands	169	27,885
†Bloom Energy Class A	620	16,771
Eaton	686	94,860
Emerson Electric	393	35,456
Rockwell Automation	465	123,430
		298,402
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Electronic Equipment, Instruments & Components–0.06%
National Instruments	242	$ 10,451
†Trimble	162	12,602
†Vontier	882	26,698
		49,751
Energy Equipment & Services–0.45%
Baker Hughes	964	20,832
Halliburton	4,558	97,815
†NOV	2,186	29,992
Schlumberger	7,307	198,677
		347,316
Entertainment–0.57%
Activision Blizzard	416	38,688
Electronic Arts	191	25,856
†Netflix	280	146,065
†Roku	72	23,455
†Take-Two Interactive Software	76	13,429
†Walt Disney	1,052	194,115
		441,608
Equity Real Estate Investment Trusts–0.52%
American Tower	203	48,529
Brixmor Property Group	622	12,583
Equinix	291	197,761
†Park Hotels & Resorts	1,112	23,997
Prologis	560	59,360
Public Storage	76	18,754
Regency Centers	238	13,497
VEREIT	261	10,080
VICI Properties	571	16,125
		400,686
Food & Staples Retailing–0.40%
Albertsonss	2,061	39,303
Costco Wholesale	290	102,219
Kroger	513	18,463
Walgreens Boots Alliance	480	26,352
Walmart	917	124,556
		310,893
Food Products–0.17%
General Mills	396	24,282
Hershey	93	14,709
JM Smucker	300	37,959
Kellogg	716	45,323
Mondelez International Class A	181	10,594
		132,867

LVIP BlackRock Advantage Allocation Fund–2

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Gas Utilities–0.03%
Atmos Energy	211	$ 20,857
		20,857
Health Care Equipment & Supplies–0.42%
†Align Technology	193	104,515
Becton Dickinson & Co.	410	99,691
†DexCom	81	29,111
†Edwards Lifesciences	531	44,413
†ICU Medical	49	10,067
†Penumbra	84	22,729
†Tandem Diabetes Care	186	16,414
		326,940
Health Care Providers & Services–1.71%
Anthem	157	56,355
†Centene	3,159	201,892
Cigna	873	211,039
CVS Health	859	64,623
†Henry Schein	439	30,396
Humana	514	215,494
†Laboratory Corp of America Holdings	384	97,932
McKesson	193	37,643
Quest Diagnostics	306	39,272
UnitedHealth Group	1,001	372,442
		1,327,088
Health Care Technology–0.05%
Cerner	511	36,731
		36,731
Hotels, Restaurants & Leisure–1.05%
†Airbnb Class A	480	90,211
†Chipotle Mexican Grill	113	160,553
Darden Restaurants	86	12,212
†Flutter Entertainment	201	43,206
†International Game Technology	418	6,709
†Las Vegas Sands	226	13,732
†Marriott Vacations Worldwide	74	12,889
McDonald's	406	91,001
MGM Resorts International	308	11,701
Oriental Land	500	75,073
†Pandox	633	10,727
†Sands China	7,600	37,980
†Texas Roadhouse	241	23,122
†Vail Resorts	198	57,749
Wendy's	3,455	69,998
Wingstop	535	68,036
Wyndham Hotels & Resorts	471	32,866
		817,765
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Durables–0.68%
DR Horton	1,358	$ 121,025
Garmin	95	12,526
†iRobot	114	13,928
KB Home	226	10,516
Lennar Class A	1,157	117,123
†Meritage Homes	268	24,634
†NVR	2	9,422
PulteGroup	2,266	118,829
Tempur Sealy International	927	33,891
Toll Brothers	1,090	61,836
		523,730
Household Products–0.72%
Clorox	295	56,899
Colgate-Palmolive	1,652	130,227
Kimberly-Clark	72	10,012
Procter & Gamble	2,697	365,255
		562,393
Industrial Conglomerates–0.24%
3M	242	46,629
General Electric	3,021	39,666
Honeywell International	406	88,130
Roper Technologies	31	12,503
		186,928
Insurance–1.13%
Aegon	25,108	119,249
Allstate	197	22,635
American International Group	480	22,181
†Arch Capital Group	747	28,662
†Athene Holding Class A	82	4,133
Aviva	2,288	12,876
†Brighthouse Financial	481	21,284
CNA Financial	2,771	123,670
†CNP Assurances	881	16,747
First American Financial	976	55,291
Fubon Financial Holding	37,000	73,655
Marsh & McLennan	614	74,785
MetLife	505	30,699
Progressive	387	37,001
Travelers	1,534	230,714
Unum Group	246	6,846
		880,428
Interactive Media & Services–1.77%
†Alphabet Class A	197	406,316
†Alphabet Class C	195	403,383
†Facebook Class A	1,577	464,474
†Snap Class A	608	31,792
†Twitter	514	32,706

LVIP BlackRock Advantage Allocation Fund–3

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Interactive Media & Services (continued)
†Zillow Group Class C	257	$ 33,318
		1,371,989
Internet & Direct Marketing Retail–1.21%
†Amazon.com	275	850,872
†Doordash Class A	240	31,471
eBay	366	22,414
†Etsy	84	16,940
†Wayfair Class A	46	14,479
		936,176
IT Services–2.13%
Accenture Class A	1,350	372,938
†Akamai Technologies	309	31,487
Alliance Data Systems	954	106,934
†Concentrix	56	8,384
†DXC Technology	391	12,223
†Euronet Worldwide	349	48,267
Fidelity National Information Services	1,965	276,299
Genpact	527	22,566
Global Payments	135	27,213
†GoDaddy Class A	322	24,994
Mastercard Class A	584	207,933
†PayPal Holdings	618	150,075
Perspecta	682	19,812
†Square Class A	254	57,671
†Twilio Class A	32	10,904
†VeriSign	213	42,336
Visa Class A	1,110	235,020
		1,655,056
Leisure Products–0.08%
Hasbro	431	41,428
†Peloton Interactive Class A	161	18,103
		59,531
Life Sciences Tools & Services–0.28%
†Bio-Rad Laboratories Class A	18	10,281
†ICON	126	24,742
†Illumina	30	11,522
†Maravai LifeSciences Holdings Class A	428	15,254
Thermo Fisher Scientific	228	104,055
†Wuxi Biologics Cayman	4,000	50,089
		215,943
Machinery–0.72%
Atlas Copco Class B	167	8,691
Caterpillar	351	81,386
Cummins	1,221	316,373
Deere & Co.	158	59,114
Flowserve	300	11,643
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Machinery (continued)
Graco	156	$ 11,173
†Ingersoll Rand	855	42,074
Lincoln Electric Holdings	107	13,155
Timken	152	12,338
		555,947
Media–0.34%
†Cardlytics	80	8,776
†Charter Communications Class A	98	60,468
Comcast Class A	2,995	162,059
†Discovery Class A	1	44
Sirius XM Holdings	2,758	16,796
WPP	1,170	14,849
		262,992
Metals & Mining–0.47%
†Alcoa	1,001	32,522
†Freeport-McMoRan	1,518	49,988
Newmont	277	16,695
Reliance Steel & Aluminum	208	31,676
Southern Copper	3,278	222,478
United States Steel	566	14,812
		368,171
Multiline Retail–0.24%
Dollar General	95	19,249
†Dollar Tree	152	17,398
Kohl's	1,019	60,743
†Marks & Spencer Group	10,193	21,197
Target	331	65,561
		184,148
Multi-Utilities–0.13%
Consolidated Edison	544	40,691
DTE Energy	125	16,643
MDU Resources Group	1,479	46,751
		104,085
Oil, Gas & Consumable Fuels–0.93%
Antero Midstream	2,495	22,530
Chevron	1,267	132,769
Cimarex Energy	489	29,042
†Continental Resources	1,423	36,813
Diamondback Energy	455	33,438
†EQT	753	13,991
Equitrans Midstream	5,203	42,456
Inpex	5,600	38,235
Kinder Morgan	5,772	96,104
Marathon Petroleum	126	6,740
Phillips 66	2,969	242,092
Reliance Industries	454	12,438

LVIP BlackRock Advantage Allocation Fund–4

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy	263	$ 18,831
		725,479
Personal Products–0.07%
Estee Lauder Class A	102	29,667
†Herbalife Nutrition	490	21,736
		51,403
Pharmaceuticals–1.20%
Bristol-Myers Squibb	6,114	385,977
†Elanco Animal Health	1,147	33,779
Johnson & Johnson	1,076	176,841
Merck & Co.	2,254	173,761
Perrigo	536	21,692
Pfizer	3,772	136,659
		928,709
Professional Services–0.16%
†CoStar Group	25	20,547
†Dun & Bradstreet Holdings	734	17,477
Equifax	104	18,837
IHS Markit	93	9,001
Nielsen Holdings	2,193	55,154
		121,016
Real Estate Management & Development–0.04%
China Overseas Land & Investment	2,500	6,496
†Jones Lang LaSalle	136	24,349
		30,845
Road & Rail–0.18%
Knight-Swift Transportation Holdings	259	12,455
MTR	15,000	84,994
Old Dominion Freight Line	126	30,292
Union Pacific	69	15,208
		142,949
Semiconductors & Semiconductor Equipment–1.11%
†Advanced Micro Devices	2,045	160,532
†Cirrus Logic	396	33,577
†First Solar	343	29,944
Intel	5,478	350,592
NVIDIA	133	71,013
QUALCOMM	1,502	199,150
†SunPower	155	5,185
†Xilinx	115	14,248
		864,241
Software–2.33%
†Adobe	315	149,742
†Alteryx Class A	180	14,933
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Software (continued)
†Autodesk	146	$ 40,464
†CyberArk Software	424	54,840
†DocuSign	117	23,687
†Everbridge	339	41,080
†Five9	108	16,884
†HubSpot	28	12,718
Intuit	174	66,652
†Manhattan Associates	265	31,106
Microsoft	3,764	887,438
Oracle	510	35,787
†Qualtrics International Class A	440	14,480
†RingCentral Class A	49	14,596
†SailPoint Technologies Holding	911	46,133
†salesforce.com	397	84,112
†ServiceNow	128	64,014
†Splunk	104	14,090
†Unity Software	163	16,350
†VMware Class A	368	55,366
†Zoom Video Communications Class A	201	64,579
†Zscaler	324	55,621
		1,804,672
Specialty Retail–1.15%
American Eagle Outfitters	1,262	36,901
†AutoNation	476	44,373
Best Buy	151	17,336
†Burlington Stores	45	13,446
†CarMax	109	14,460
†Carvana	47	12,333
Dick's Sporting Goods	1,171	89,172
†Gap	3,734	111,198
Home Depot	698	213,064
Lowe's	498	94,710
†National Vision Holdings	1,023	44,838
†O'Reilly Automotive	49	24,855
TJX	685	45,313
Tractor Supply	76	13,458
†Ulta Beauty	36	11,130
Williams-Sonoma	609	109,133
		895,720
Technology Hardware, Storage & Peripherals–1.75%
Apple	10,750	1,313,113
†Dell Technologies Class C	163	14,368
Hewlett Packard Enterprise	2,077	32,692
Xerox Holdings	54	1,311
		1,361,484
Textiles, Apparel & Luxury Goods–0.58%
†Carter's	361	32,104

LVIP BlackRock Advantage Allocation Fund–5

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
Columbia Sportswear	371	$ 39,189
†Crocs	416	33,467
†Deckers Outdoor	87	28,747
†Lululemon Athletica	496	152,128
NIKE Class B	812	107,907
†Ralph Lauren	115	14,163
†Skechers USA Class A	813	33,910
VF	132	10,549
		452,164
Thrifts & Mortgage Finance–0.20%
Essent Group	1,553	73,752
MGIC Investment	841	11,648
New York Community Bancorp	1,231	15,535
PennyMac Financial Services	198	13,240
Radian Group	1,752	40,734
		154,909
Trading Companies & Distributors–0.06%
Air Lease	291	14,259
†United Rentals	48	15,807
Watsco	73	19,035
		49,101
Transportation Infrastructure–0.01%
Atlas Arteria	2,562	11,579
		11,579
Total U.S. Markets (Cost $19,946,062)		24,957,392
DEVELOPED MARKETS–13.62%
Aerospace & Defense–0.04%
†Saab Class B	1,075	29,419
		29,419
Air Freight & Logistics–0.14%
Deutsche Post	1,006	55,117
†Royal Mail	7,243	50,386
		105,503
Airlines–0.05%
†ANA Holdings	1,200	27,875
†JET2	656	11,467
		39,342
Auto Components–0.41%
†Autoliv	248	23,014
Bridgestone	700	28,291
Denso	500	33,177
†Dometic Group	1,167	16,924
†Faurecia	548	29,195
†Hella & Co	276	15,478
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Auto Components (continued)
†Pirelli & C	5,564	$ 32,638
Sumitomo Rubber Industries	3,700	43,608
Toyota Boshoku	600	9,916
Valeo	2,555	86,801
		319,042
Automobiles–0.40%
Bayerische Motoren Werke	288	29,880
Daimler	1,109	98,853
Honda Motor	2,900	86,928
†Renault	1,025	44,390
Subaru	800	15,924
Yadea Group Holdings	16,000	35,523
		311,498
Banks–2.41%
†ABN AMRO Bank	4,817	58,523
†Bank Hapoalim	3,076	23,904
Bank of Montreal	647	57,673
Bank of Nova Scotia	469	29,341
Bendigo & Adelaide Bank	2,301	17,582
†BNP Paribas	718	43,683
BOC Hong Kong Holdings	20,000	69,847
Canadian Imperial Bank of Commerce	1,447	141,683
Canadian Western Bank	504	12,830
DBS Group Holdings	1,000	21,402
†First International Bank of Israel	562	15,656
Gunma Bank	1,200	4,303
Hang Seng Bank	900	17,423
HSBC Holdings (London Shares)	3,629	21,173
ING Groep	3,832	46,879
Israel Discount Bank Class A	3,501	14,546
Japan Post Bank	1,400	13,453
†Lloyds Banking Group	25,037	14,681
Mizuho Financial Group	100	1,444
Nordea Bank	18,435	181,533
Oversea-Chinese Banking	1,700	14,849
Resona Holdings	3,100	13,013
Royal Bank of Canada	4,375	403,383
†Societe Generale	3,408	89,183
Sumitomo Mitsui Financial Group	3,900	141,136
Toronto-Dominion Bank	5,664	369,397
United Overseas Bank	700	13,441
Westpac Banking	910	16,872
		1,868,833
Beverages–0.32%
Anheuser-Busch InBev	736	46,392
Britvic	1,097	12,666

LVIP BlackRock Advantage Allocation Fund–6

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Beverages (continued)
Diageo	4,041	$ 166,543
Heineken	256	26,304
		251,905
Biotechnology–0.05%
CSL	203	40,806
		40,806
Building Products–0.08%
†Cie de Saint-Gobain	612	36,115
Kingspan Group	331	28,064
Rockwool International Class B	2	843
		65,022
Capital Markets–0.05%
†Deutsche Bank	3,356	40,096
Reinet Investments	88	1,740
		41,836
Chemicals–0.61%
Air Liquide	343	56,031
Akzo Nobel	89	9,944
BASF	346	28,744
†Chr Hansen Holding	146	13,267
Covestro	349	23,468
Givaudan	10	38,534
Johnson Matthey	1,686	70,032
Lintec	500	11,307
Mitsubishi Chemical Holdings	1,000	7,495
Nippon Shokubai	100	5,726
Nitto Denko	300	25,631
Sika	179	51,135
Sumitomo Chemical	9,800	50,715
Teijin	1,600	27,556
Umicore	407	21,588
Wacker Chemie	115	16,365
Zeon	1,000	15,976
		473,514
Commercial Services & Supplies–0.11%
†Babcock International Group	9,738	30,689
Loomis	804	24,451
†Rentokil Initial	4,078	27,233
		82,373
Communications Equipment–0.07%
Telefonaktiebolaget LM Ericsson Class B	4,288	56,733
		56,733
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Construction & Engineering–0.07%
Kajima	1,100	$ 15,607
Maeda	1,000	8,634
Vinci	297	30,427
		54,668
Consumer Finance–0.11%
Credit Saison	1,100	13,193
=Hitachi Capital	2,300	69,645
		82,838
Distributors–0.02%
Jardine Cycle & Carriage	700	11,714
		11,714
Diversified Consumer Services–0.02%
Benesse Holdings	600	12,615
		12,615
Diversified Financial Services–0.09%
Investor Class B	135	10,765
Onex	899	55,913
		66,678
Diversified Telecommunication Services–0.12%
BCE	243	10,970
†BT Group	19,716	42,075
Nippon Telegraph & Telephone	700	17,967
Singapore Telecommunications	13,900	25,213
		96,225
Electric Utilities–0.14%
†Electricite de France	305	4,092
Enel	1,886	18,784
Iberdrola	3,963	51,052
SSE	1,768	35,463
		109,391
Electrical Equipment–0.35%
Legrand	920	85,577
†Nexans	242	21,426
Prysmian	515	16,735
Schneider Electric	119	18,177
†Siemens Energy	157	5,636
†Signify	2,404	123,931
		271,482
Electronic Equipment, Instruments & Components–0.28%
Alps Alpine	2,700	35,602
Japan Aviation Electronics Industry	1,000	16,166
Keyence	300	136,202

LVIP BlackRock Advantage Allocation Fund–7

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Electronic Equipment, Instruments & Components (continued)
Kyocera	300	$ 19,034
†Landis+Gyr Group	118	7,940
		214,944
Energy Equipment & Services–0.05%
†John Wood Group	1,863	6,950
TechnipFMC	3,052	23,561
Worley	533	4,247
		34,758
Entertainment–0.03%
NetEase	1,300	26,455
		26,455
Equity Real Estate Investment Trusts–0.14%
Goodman Group	842	11,588
Link REIT	8,600	78,322
†Unibail-Rodamco-Westfield	213	17,070
		106,980
Food & Staples Retailing–0.34%
†Casino Guichard Perrachon	22	734
Koninklijke Ahold Delhaize	4,657	129,705
Loblaw	273	15,250
Seven & i Holdings	300	12,092
Sundrug	300	10,973
Tesco	9,742	30,735
Wm Morrison Supermarkets	25,147	63,251
		262,740
Food Products–0.32%
†a2 Milk	1,412	8,397
†Jde Peet	419	15,380
Nestle	1,154	128,617
†Nomad Foods	595	16,339
Uni-President Enterprises	30,000	76,753
		245,486
Health Care Equipment & Supplies–0.03%
TaiDoc Technology	4,000	26,005
		26,005
Hotels, Restaurants & Leisure–0.19%
Aristocrat Leisure	3,748	97,787
†Compass Group	947	19,080
†Flutter Entertainment	131	28,002
		144,869
Household Durables–0.06%
Nikon	3,600	33,651
Panasonic	1,000	12,856
		46,507
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Industrial Conglomerates–0.36%
Keppel	3,600	$ 14,237
Rheinmetall	200	20,264
Siemens	1,045	171,566
Toshiba	2,100	70,933
		277,000
Insurance–0.44%
AXA	1,548	41,544
China Life Insurance Class H	6,000	12,395
Fairfax Financial Holdings	121	52,816
†Japan Post Holdings	12,000	106,935
Manulife Financial	663	14,260
NN Group	579	28,307
Ping An Insurance Group of China Class H	2,000	23,810
Sun Life Financial	420	21,226
†Talanx	236	10,008
†Unipol Gruppo	5,941	33,135
		344,436
Interactive Media & Services–0.03%
†Rightmove	3,289	26,398
		26,398
Internet & Direct Marketing Retail–0.34%
†HelloFresh	255	19,019
†JD.com Class A	1,350	55,917
†Meituan Dianping Class B	4,700	180,283
†Prosus	106	11,784
		267,003
IT Services–0.20%
†CGI	192	15,993
Link Administration Holdings (Australian Securities Exchange)	1,619	6,308
†Shopify Class A	114	125,859
†Wix.com	36	10,052
		158,212
Life Sciences Tools & Services–0.06%
WuXi AppTec Class H	2,300	45,236
		45,236
Machinery–0.21%
†Alstom	440	21,940
Ebara	300	12,233
Fanuc	200	47,297
Knorr-Bremse	404	50,419
Spirax-Sarco Engineering	129	20,273
Sumitomo Heavy Industries	500	13,886
		166,048

LVIP BlackRock Advantage Allocation Fund–8

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Marine–0.08%
AP Moller - Maersk Class B	4	$ 9,292
†Kawasaki Kisen Kaisha	700	16,026
Kuehne + Nagel International Class R	126	35,954
		61,272
Media–0.14%
Eutelsat Communications	2,592	31,551
Fuji Media Holdings	500	6,119
†Informa	4,124	31,827
Nippon Television Holdings	2,900	38,082
		107,579
Metals & Mining–0.54%
Agnico Eagle Mines	237	13,701
BHP Group	1,544	53,125
Dowa Holdings	500	20,795
Endeavour Mining	692	13,948
Franco-Nevada	81	10,151
Iluka Resources	11,393	62,392
Mitsubishi Materials	700	16,336
†SSAB Class A	6,271	33,152
SSR Mining	853	12,197
†Teck Resources Class B	2,082	39,877
†thyssenkrupp	1,659	22,150
Vale	4,908	85,043
Wheaton Precious Metals	838	32,008
		414,875
Multi-Utilities–0.09%
E.ON	2,815	32,760
†Engie	2,126	30,180
RWE	229	8,975
		71,915
Oil, Gas & Consumable Fuels–0.20%
Royal Dutch Shell Class A	3,549	69,172
Royal Dutch Shell Class B	2,354	43,324
Suncor Energy	1,272	26,590
Tourmaline Oil	659	12,543
		151,629
Personal Products–0.78%
Beiersdorf	2,402	253,796
Kao	400	26,419
L'Oreal	848	324,986
		605,201
Pharmaceuticals–0.45%
AstraZeneca	1,097	109,598
CSPC Pharmaceutical Group	21,200	25,634
GlaxoSmithKline	4,278	75,962
Kaken Pharmaceutical	300	11,745
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Pharmaceuticals (continued)
Roche Holding	40	$ 13,670
†Teva Pharmaceutical Industries	2,382	27,068
†Teva Pharmaceutical Industries ADR	7,697	88,823
		352,500
Professional Services–0.56%
Experian	2,017	69,432
Intertek Group	1,151	88,891
Randstad	1,273	89,541
Recruit Holdings	2,900	141,458
Thomson Reuters	540	47,305
		436,627
Real Estate Management & Development–0.02%
Colliers International Group	117	11,496
Wharf Real Estate Investment	1,000	5,602
		17,098
Road & Rail–0.04%
Central Japan Railway	200	29,894
		29,894
Semiconductors & Semiconductor Equipment–0.07%
†Allegro MicroSystems	583	14,779
†Canadian Solar	167	8,288
Ulvac	800	33,633
		56,700
Software–0.48%
†Check Point Software Technologies	2,814	315,083
†Kinaxis	117	13,654
Micro Focus International	4,680	35,692
†Nice	43	9,287
		373,716
Specialty Retail–0.41%
Dunelm Group	714	12,786
Fast Retailing	200	159,187
†Fielmann	183	14,604
†Hennes & Mauritz Class B	3,266	73,577
†Kingfisher	7,670	33,657
Yamada Denki	4,000	21,567
		315,378
Technology Hardware, Storage & Peripherals–0.14%
Canon	600	13,561
FUJIFILM Holdings	900	53,411
Konica Minolta	400	2,167

LVIP BlackRock Advantage Allocation Fund–9

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Technology Hardware, Storage & Peripherals (continued)
Ricoh	3,500	$ 35,529
		104,668
Textiles, Apparel & Luxury Goods–0.39%
†Adidas	533	166,388
†Canada Goose Holdings	425	16,681
Cie Financiere Richemont Class A	672	64,516
Hermes International	30	33,211
Kering	30	20,708
		301,504
Tobacco–0.07%
British American Tobacco	363	13,882
Imperial Brands	741	15,242
Japan Tobacco	1,400	26,868
		55,992
Trading Companies & Distributors–0.06%
†Rexel	2,270	44,988
		44,988
Wireless Telecommunication Services–0.36%
KDDI	3,500	107,315
Rogers Communications Class B	1,356	62,529
Softbank	2,100	27,283
SoftBank Group	1,000	84,263
		281,390
Total Developed Markets (Cost $9,428,083)		10,567,440
EMERGING MARKETS–5.28%
Airlines–0.09%
†AirAsia Group	51,800	12,243
†China Airlines	43,000	22,982
China Eastern Airlines Class H	12,000	5,650
†Eva Airways	51,000	28,062
		68,937
Auto Components–0.01%
Apollo Tyres	2,002	6,125
		6,125
Automobiles–0.00%
BAIC Motor Class H	5,500	1,762
		1,762
Banks–0.67%
Agricultural Bank of China Class H	19,000	7,601
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Banks (continued)
China Construction Bank Class H	61,000	$ 51,316
CTBC Financial Holding	19,000	14,716
Dah Sing Banking Group	2,000	2,264
†HDFC Bank	6,207	126,804
†IndusInd Bank	741	9,673
Industrial & Commercial Bank of China Class H	57,000	40,913
†Kotak Mahindra Bank	2,164	51,885
Malayan Banking	33,300	66,255
†OTP Bank	627	26,800
Public Bank	95,300	96,530
†Turkiye Garanti Bankasi	19,392	15,711
†Turkiye Is Bankasi Class C	15,685	9,156
		519,624
Beverages–0.02%
Ambev	3,960	10,778
Fraser & Neave Holdings	300	2,171
		12,949
Biotechnology–0.00%
†Celltrion	3	860
		860
Capital Markets–0.01%
†China International Capital Class H	2,800	6,786
		6,786
Chemicals–0.01%
Pidilite Industries	309	7,647
		7,647
Construction & Engineering–0.01%
Metallurgical Corp. of China Class H	23,000	5,976
		5,976
Construction Materials–0.02%
Anhui Conch Cement Class H	3,000	19,507
		19,507
Consumer Finance–0.00%
Ujjivan Financial Services	1,039	2,988
		2,988
Diversified Consumer Services–0.04%
†New Oriental Education & Technology Group Sponsored ADR	1,270	17,780
†TAL Education Group ADR	241	12,978
		30,758

LVIP BlackRock Advantage Allocation Fund–10

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Diversified Financial Services–0.01%
Yuanta Financial Holding	6,240	$ 4,921
		4,921
Electric Utilities–0.09%
CLP Holdings	1,500	14,568
Energias de Portugal	4,671	26,676
†PGE Polska Grupa Energetyczna	7,690	13,228
Tenaga Nasional	6,900	16,840
		71,312
Electrical Equipment–0.01%
Xinjiang Goldwind Science & Technology Class H	3,400	6,385
		6,385
Electronic Equipment, Instruments & Components–0.22%
†AU Optronics	38,000	28,034
Delta Electronics	7,000	70,655
†Innolux	93,000	68,773
		167,462
Energy Equipment & Services–0.02%
Tenaris	1,570	17,697
		17,697
Entertainment–0.12%
NetEase ADR	907	93,657
		93,657
Food & Staples Retailing–0.01%
Magnit GDR	276	4,137
†Migros Ticaret	1,777	7,532
		11,669
Food Products–0.10%
QL Resources	1,350	1,973
Uni-President China Holdings	3,000	3,650
Universal Robina	27,590	75,601
		81,224
Health Care Equipment & Supplies–0.01%
Top Glove	4,800	5,232
		5,232
Health Care Providers & Services–0.04%
IHH Healthcare	8,600	11,034
†Netcare	18,643	17,999
		29,033
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Hotels, Restaurants & Leisure–0.02%
†Melco Resorts & Entertainment ADR	894	$ 17,800
		17,800
Household Products–0.04%
Hindustan Unilever	955	31,760
		31,760
Independent Power and Renewable Electricity Producers–0.05%
EDP Renovaveis	583	12,457
Gulf Energy Development	6,500	6,968
Huaneng Power International Class H	58,000	20,591
		40,016
Insurance–0.06%
AIA Group	2,200	26,686
†HDFC Life Insurance	1,215	11,570
†SBI Life Insurance	862	10,385
		48,641
Interactive Media & Services–0.67%
NAVER	153	50,966
Tencent Holdings	6,000	470,794
		521,760
Internet & Direct Marketing Retail–0.61%
†Alibaba Group Holding ADR	967	219,248
†JD.com ADR	2,092	176,418
Naspers Class N	337	80,636
		476,302
IT Services–0.31%
HCL Technologies	3,049	40,979
Infosys	2,459	46,011
Tata Consultancy Services	3,406	148,040
Wipro	1,060	6,004
		241,034
Life Sciences Tools & Services–0.02%
†Samsung Biologics	22	14,540
		14,540
Machinery–0.08%
ANDRITZ	377	16,950
Yangzijiang Shipbuilding Holdings	44,100	41,963
		58,913
Marine–0.05%
MISC	25,200	41,448
		41,448

LVIP BlackRock Advantage Allocation Fund–11

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Media–0.02%
†RTL Group	238	$ 13,944
		13,944
Metals & Mining–0.05%
MMC Norilsk Nickel	59	18,564
Tung Ho Steel Enterprise	11,000	17,175
		35,739
Oil, Gas & Consumable Fuels–0.12%
LUKOIL	236	19,101
†MOL Hungarian Oil & Gas	3,111	22,525
Novatek PJSC GDR	97	19,158
Oil & Natural Gas	15,549	21,724
Tatneft	1,504	11,893
		94,401
Pharmaceuticals–0.03%
†CanSino Biologics Class H	200	7,564
Dr Reddy's Laboratories	131	8,091
Guangzhou Baiyunshan Pharmaceutical Holdings Class H	2,000	4,852
		20,507
Real Estate Management & Development–0.33%
Henderson Land Development	4,331	19,443
Hongkong Land Holdings	9,600	47,136
Hysan Development	13,000	50,836
Kerry Properties	7,500	24,167
KWG Group Holdings	12,000	20,530
Logan Group	4,000	6,740
†Seazen Group	4,000	4,914
Shenzhen Investment	8,000	2,778
Sun Hung Kai Properties	4,500	68,188
Swire Properties	2,600	8,043
		252,775
Semiconductors & Semiconductor Equipment–0.92%
MediaTek	7,000	237,725
Taiwan Semiconductor Manufacturing	23,000	473,171
		710,896
Specialty Retail–0.01%
Zhongsheng Group Holdings	1,500	10,574
		10,574
Technology Hardware, Storage & Peripherals–0.15%
Inventec	31,000	29,335
Samsung Electronics	853	61,351
†Xiaomi Class B	8,000	26,498
		117,184
	Number of Shares°	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Textiles, Apparel & Luxury Goods–0.04%
ANTA Sports Products	2,000	$ 32,621
		32,621
Thrifts & Mortgage Finance–0.12%
Housing Development Finance	2,647	90,441
		90,441
Transportation Infrastructure–0.02%
Zhejiang Expressway Class H	22,000	19,498
		19,498
Wireless Telecommunication Services–0.05%
America Movil	32,363	22,056
PLDT	560	14,087
		36,143
Total Emerging Markets (Cost $3,108,393)		4,099,448
Total Common Stock (Cost $32,482,538)		39,624,280
PREFERRED STOCKS–0.17%
Banco Bradesco 5.83%	13,885	65,717
Itau Unibanco Holding 5.07%	7,355	36,522
Schaeffler 0.00%	1,702	15,129
Volkswagen 2.67%	48	13,431
Total Preferred Stocks (Cost $128,355)		130,799

	Principal Amount
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.81%
•Fannie Mae Connecticut Avenue Securities
Series 2017-C01 1M2 3.66% (LIBOR01M + 3.55%) 7/25/29	138,509	142,545
Series 2017-C01 1M2A 3.66% (LIBOR01M + 3.55%) 7/25/29	9,316	9,331
Series 2017-C05 1M2 2.31% (LIBOR01M + 2.20%) 1/25/30	144,422	145,700
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-HQ1 M3 4.21% (LIBOR01M + 4.10%) 8/25/24	66,927	67,625
Series 2017-DNA3 M1 0.86% (LIBOR01M + 0.75%) 3/25/30	28,240	28,245
Series 2017-HQA3 M2 2.46% (LIBOR01M + 2.35%) 4/25/30	180,893	182,964

LVIP BlackRock Advantage Allocation Fund–12

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•STACR Trust
Series 2018-DNA3 M1 0.86% (LIBOR01M + 0.75%) 9/25/48	283	$ 283
Series 2018-HRP2 M2 1.36% (LIBOR01M + 1.25%) 2/25/47	53,273	53,380
Total Agency Collateralized Mortgage Obligations (Cost $631,051)		630,073
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.07%
Fannie Mae-Aces
•Series 2017-M4 A2 2.59% 12/25/26	123,881	131,361
Series 2020-M42 A2 1.27% 7/25/30	100,000	93,410
♦Freddie Mac Multifamily Structured Pass Through Certificates
Series K055 A2 2.67% 3/25/26	110,000	117,821
Series K056 A2 2.53% 5/25/26	140,000	149,003
Series K064 A2 3.22% 3/25/27	50,000	55,114
Series K090 A2 3.42% 2/25/29	70,000	78,350
Series K106 A2 2.07% 1/25/30	80,000	81,564
Series K115 A2 1.38% 6/25/30	90,000	86,401
Series KSG1 A2 1.50% 9/25/30	40,000	38,750
Total Agency Commercial Mortgage-Backed Securities (Cost $837,744)		831,774
AGENCY MORTGAGE-BACKED SECURITIES–16.37%
•Fannie Mae Connecticut Avenue Securities
0.56% (LIBOR01M + 0.45%) 7/25/30	31,914	31,816
3.11% (LIBOR01M + 3.00%) 10/25/29	100,000	101,488
Fannie Mae S.F. 15 yr
3.00% 3/1/30	106,475	112,371
4.00% 5/1/33	31,561	33,724
4.00% 6/1/33	12,672	13,515
Fannie Mae S.F. 15 yr TBA
1.50% 4/19/36	200,000	200,903
2.00% 4/19/36	400,000	410,509
2.50% 4/1/36	225,000	234,097
3.00% 4/1/36	261,000	275,610
3.50% 4/1/36	100,000	106,627
Fannie Mae S.F. 30 yr
2.50% 11/1/50	24,518	25,305
	Principal Amount	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.50% 12/1/50	296,191	$ 304,225
2.50% 2/1/51	123,875	127,235
2.50% 4/1/51	148,000	152,015
3.00% 10/1/44	94,503	100,408
3.00% 11/1/46	36,773	38,652
3.00% 7/1/47	12,363	12,982
3.00% 12/1/49	78,394	81,812
3.00% 2/1/50	70,618	73,749
3.50% 2/1/45	22,693	24,577
3.50% 3/1/46	16,476	17,794
3.50% 10/1/46	95,552	102,193
3.50% 12/1/46	111,190	120,303
3.50% 1/1/47	95,773	103,540
3.50% 11/1/47	16,102	17,457
3.50% 1/1/48	63,770	69,124
3.50% 2/1/48	328,887	351,720
3.50% 6/1/49	39,133	42,405
3.50% 11/1/51	205,064	222,971
4.00% 1/1/45	23,013	25,212
4.00% 3/1/45	14,531	15,985
4.00% 6/1/46	80,180	88,792
4.00% 2/1/47	44,646	47,624
4.00% 8/1/47	88,340	95,259
4.00% 9/1/47	33,429	36,551
4.00% 10/1/47	66,805	73,873
4.00% 10/1/48	149,651	160,485
4.00% 1/1/57	17,791	19,926
4.00% 2/1/57	17,738	19,867
4.50% 8/1/41	19,810	22,334
4.50% 2/1/48	437,986	486,197
4.50% 6/1/48	13,361	14,876
5.00% 2/1/35	2,674	3,097
5.00% 10/1/35	2,104	2,447
5.00% 11/1/35	2,562	2,978
5.50% 8/1/37	2,426	2,835
5.50% 9/1/41	29,713	34,683
6.00% 12/1/36	643	768
6.00% 2/1/37	1,812	2,166
6.00% 8/1/37	1,984	2,366
6.00% 9/1/37	630	753
6.00% 5/1/38	6,384	7,589
6.00% 9/1/38	1,772	2,103
6.00% 11/1/38	1,449	1,749
6.00% 9/1/39	5,434	6,459
6.00% 3/1/40	2,461	2,911
6.00% 7/1/40	8,151	9,722
6.00% 5/1/41	2,988	3,543
6.00% 7/1/41	16,440	19,640
Fannie Mae S.F. 30 yr TBA
1.50% 4/14/51	175,000	169,066
2.00% 4/14/51	835,000	833,434
2.00% 5/1/51	135,000	134,499
2.50% 4/14/51	400,000	410,469
3.00% 4/1/51	15,000	15,627

LVIP BlackRock Advantage Allocation Fund–13

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr TBA (continued)
4.00% 4/1/51	25,000	$ 26,822
5.00% 4/1/51	57,000	63,146
5.50% 4/1/51	23,000	25,692
Freddie Mac S.F. 15 yr
2.50% 7/1/32	186,941	196,277
3.50% 2/1/34	50,724	54,687
Freddie Mac S.F. 30 yr
2.00% 4/1/51	90,000	89,893
2.50% 11/1/50	96,661	99,631
2.50% 12/1/50	94,014	96,565
3.00% 3/1/46	32,581	34,181
3.00% 7/1/46	60,680	63,631
3.00% 12/1/46	52,053	54,727
3.00% 9/1/47	1,277,659	1,335,348
3.00% 4/1/50	34,919	36,440
3.00% 7/1/50	21,757	22,935
3.00% 8/1/50	143,930	150,247
3.50% 10/1/42	56,449	61,225
3.50% 7/1/47	10,665	11,321
3.50% 9/1/47	27,819	30,017
3.50% 12/1/47	35,450	37,606
3.50% 2/1/48	38,907	41,315
3.50% 3/1/48	21,299	22,598
3.50% 5/1/48	20,584	21,798
4.00% 10/1/46	11,085	12,098
4.00% 10/1/47	3,449	3,722
4.00% 2/1/48	19,912	21,418
4.00% 6/1/48	15,413	17,039
4.00% 10/1/48	36,218	38,830
4.00% 12/1/48	19,269	20,922
4.00% 3/1/49	18,626	19,973
4.50% 5/1/40	59,916	67,559
4.50% 9/1/46	156,588	173,155
5.00% 7/1/48	20,188	22,442
5.50% 3/1/34	761	889
5.50% 12/1/34	687	804
5.50% 4/1/38	2,750	3,233
5.50% 7/1/38	2,741	3,221
6.00% 3/1/36	2,242	2,680
6.00% 9/1/37	1,642	1,964
6.00% 1/1/38	714	840
6.00% 6/1/38	2,164	2,587
•Freddie Mac Stacr Remic Trust
0.92% (SOFR + 0.90%) 12/25/50	105,174	105,247
1.61% (LIBOR01M + 1.50%) 8/25/50	17,018	17,027
•Freddie Mac Stacr Remic Trust REMIC 0.86% (LIBOR01M + 0.75%) 2/25/50	95,888	95,927
•Freddie Mac STACR REMIC Trust
0.67% (SOFR30A + 0.65%) 1/25/51	150,000	149,909
	Principal Amount	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Freddie Mac STACR REMIC Trust (continued)
0.72% (SOFR30A + 0.70%) 8/25/33	140,000	$ 139,799
•Freddie Mac STACR REMIC Trust REMIC
1.32% (SOFR + 1.30%) 10/25/50	61,758	61,827
1.41% (LIBOR01M + 1.30%) 9/25/50	64,738	64,756
•Freddie Mac STACR Trust
1.06% (LIBOR01M + 0.95%) 11/25/48	61,119	61,158
2.16% (LIBOR01M + 2.05%) 7/25/49	130,127	129,770
•Freddie Mac Structured Agency Credit Risk Debt Notes
0.82% (SOFR + 0.80%) 8/25/33	140,000	140,000
1.12% (SOFR + 1.10%) 11/25/50	98,947	99,042
1.16% (LIBOR01M + 1.05%) 7/25/30	214,940	213,923
GNMA I S.F. 30 yr
3.50% 6/15/43	18,833	20,315
3.50% 12/15/47	41,138	47,220
GNMA II S.F. 30 yr
2.50% 12/20/50	198,070	204,545
2.50% 2/20/51	49,852	51,458
3.00% 5/20/45	21,772	23,037
3.00% 12/20/45	26,356	27,914
3.00% 1/20/46	14,407	15,273
3.00% 2/20/46	13,214	13,996
3.00% 3/20/46	18,931	20,040
3.00% 5/20/46	17,732	18,780
3.00% 8/20/46	126,237	133,700
3.00% 4/20/49	143,268	150,443
3.00% 2/20/50	73,096	76,172
3.00% 2/20/51	24,783	26,108
3.50% 10/20/42	24,548	26,625
3.50% 4/20/45	5,609	6,009
3.50% 11/20/45	22,754	24,379
3.50% 3/20/46	50,615	54,122
3.50% 4/20/46	21,940	23,477
3.50% 6/20/46	87,204	93,122
3.50% 12/20/46	32,685	34,774
3.50% 2/20/47	14,373	15,333
3.50% 3/20/47	28,934	30,848
3.50% 4/20/48	78,675	85,898
3.50% 8/20/50	42,495	44,972
4.00% 7/20/47	52,930	57,384
4.00% 11/20/47	54,835	59,282
4.00% 3/20/48	37,282	40,202
4.00% 4/20/48	22,824	24,432
4.00% 8/20/48	41,957	45,119
4.00% 11/20/48	10,248	10,996
4.00% 2/20/50	40,660	43,494
4.50% 8/20/49	10,885	11,777

LVIP BlackRock Advantage Allocation Fund–14

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
5.00% 12/20/48	12,426	$ 13,597
5.00% 1/20/49	33,547	36,746
GNMA II S.F. 30 yr TBA
2.00% 4/21/51	325,000	328,148
2.50% 4/21/51	125,000	128,975
3.00% 4/1/51	25,000	26,044
3.00% 5/1/51	25,000	26,057
5.00% 4/1/51	25,000	27,368
Total Agency Mortgage-Backed Securities (Cost $12,501,005)		12,701,056
AGENCY OBLIGATION–0.04%
Federal Farm Credit Banks Funding 3.13% 2/6/30	30,000	33,673
Total Agency Obligation (Cost $29,517)		33,673
CORPORATE BONDS–20.57%
Aerospace & Defense–0.17%
Boeing
4.88% 5/1/25	20,000	22,269
5.15% 5/1/30	35,000	40,311
General Dynamics 3.25% 4/1/25	25,000	27,070
Raytheon Technologies 3.95% 8/16/25	35,000	38,872
		128,522
Agriculture–0.69%
Altria Group
2.45% 2/4/32	80,000	76,430
3.70% 2/4/51	10,000	9,111
4.00% 2/4/61	10,000	9,245
4.80% 2/14/29	100,000	114,901
5.80% 2/14/39	10,000	12,203
Philip Morris International
0.88% 5/1/26	60,000	58,263
2.10% 5/1/30	40,000	38,590
2.38% 8/17/22	60,000	61,615
2.50% 8/22/22	40,000	41,164
4.25% 11/10/44	40,000	44,487
6.38% 5/16/38	40,000	55,244
Reynolds American 5.85% 8/15/45	10,000	11,787
		533,040
Apparel–0.19%
NIKE 3.25% 3/27/40	36,000	37,798
Ralph Lauren 1.70% 6/15/22	25,000	25,396
VF 2.05% 4/23/22	85,000	86,393
		149,587
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.47%
American Honda Finance 1.20% 7/8/25	20,000	$ 19,915
General Motors 6.75% 4/1/46	16,000	21,597
General Motors Financial
2.35% 1/8/31	90,000	85,947
2.90% 2/26/25	35,000	36,697
3.55% 7/8/22	20,000	20,718
4.15% 6/19/23	80,000	85,831
PACCAR Financial 1.90% 2/7/23	45,000	46,247
Toyota Motor 0.68% 3/25/24	5,000	4,999
Toyota Motor Credit 0.35% 10/14/22	40,000	40,014
		361,965
Auto Parts & Equipment–0.08%
Aptiv 4.15% 3/15/24	35,000	38,170
Lear 5.25% 5/15/49	22,000	25,777
		63,947
Banks–4.46%
Bank of America
μ0.98% 9/25/25	20,000	19,948
μ1.32% 6/19/26	70,000	69,786
μ2.50% 2/13/31	40,000	39,632
μ2.68% 6/19/41	45,000	42,128
μ2.88% 4/24/23	100,000	102,392
μ3.12% 1/20/23	55,000	56,173
3.30% 1/11/23	110,000	115,563
μ3.48% 3/13/52	10,000	10,190
μ4.08% 3/20/51	37,000	41,081
4.18% 11/25/27	20,000	22,241
Bank of Nova Scotia 1.05% 3/2/26	20,000	19,682
Canadian Imperial Bank of Commerce
0.95% 6/23/23	30,000	30,266
2.25% 1/28/25	40,000	41,481
μ2.61% 7/22/23	10,000	10,267
Citigroup
μ0.78% 10/30/24	190,000	189,871
μ1.68% 5/15/24	10,000	10,204
μ2.57% 6/3/31	30,000	29,977
μ3.11% 4/8/26	30,000	32,024
μ3.35% 4/24/25	85,000	90,968
4.65% 7/23/48	25,000	30,677
μDeutsche Bank 2.22% 9/18/24	150,000	153,970
Goldman Sachs Group
μ0.86% 2/12/26	35,000	34,402
μ1.99% 1/27/32	45,000	42,707
2.60% 2/7/30	40,000	40,486
3.50% 4/1/25	75,000	81,256
3.80% 3/15/30	40,000	44,057
μ4.41% 4/23/39	45,000	52,448
4.75% 10/21/45	20,000	24,633

LVIP BlackRock Advantage Allocation Fund–15

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group (continued)
5.15% 5/22/45	11,000	$ 13,750
6.75% 10/1/37	45,000	63,613
JPMorgan Chase & Co
μ3.22% 3/1/25	100,000	106,688
3.38% 5/1/23	50,000	52,922
μ3.96% 11/15/48	120,000	132,337
μ4.03% 7/24/48	20,000	22,420
μ4.26% 2/22/48	35,000	40,637
4.95% 6/1/45	10,000	12,477
Landesbank Baden-Wuerttemberg 7.63% 2/1/23	60,000	67,815
Morgan Stanley
μ0.86% 10/21/25	120,000	119,353
μ1.79% 2/13/32	10,000	9,334
μ2.19% 4/28/26	45,000	46,495
μ2.70% 1/22/31	10,000	10,175
μ3.97% 7/22/38	50,000	55,529
4.30% 1/27/45	45,000	52,721
μ5.60% 3/24/51	46,000	64,064
Royal Bank of Canada
1.15% 6/10/25	170,000	169,912
1.60% 4/17/23	20,000	20,482
1.95% 1/17/23	45,000	46,225
2.25% 11/1/24	50,000	52,410
Santander Holdings USA 3.45% 6/2/25	10,000	10,717
μSantander UK Group Holdings 1.53% 8/21/26	200,000	198,332
Sumitomo Mitsui Financial Group 1.47% 7/8/25	200,000	200,088
SVB Financial Group 1.80% 2/2/31	60,000	55,321
Toronto-Dominion Bank 2.65% 6/12/24	100,000	106,067
Truist Financial 1.20% 8/5/25	70,000	69,849
Wells Fargo & Co
μ2.41% 10/30/25	110,000	114,899
3.75% 1/24/24	50,000	54,068
μ5.01% 4/4/51	10,000	12,824
		3,460,034
Beverages–0.40%
Diageo Capital 1.38% 9/29/25	200,000	201,857
Keurig Dr Pepper 3.55% 5/25/21	55,000	55,249
PepsiCo 4.45% 4/14/46	45,000	54,475
		311,581
Building Materials–0.07%
Carrier Global
2.24% 2/15/25	8,000	8,284
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Carrier Global (continued)
3.38% 4/5/40	50,000	$ 49,901
		58,185
Chemicals–0.37%
Air Products and Chemicals 2.80% 5/15/50	3,000	2,776
FMC
3.20% 10/1/26	32,000	34,380
4.50% 10/1/49	10,000	11,211
Huntsman International 4.50% 5/1/29	15,000	16,608
Sherwin-Williams
2.95% 8/15/29	70,000	72,899
3.30% 5/15/50	10,000	9,868
3.45% 6/1/27	100,000	109,138
3.80% 8/15/49	10,000	10,596
4.50% 6/1/47	20,000	23,364
		290,840
Commercial Services–0.88%
Block Financial 3.88% 8/15/30	5,000	5,159
Georgetown University 2.94% 4/1/50	3,000	2,772
Global Payments
1.20% 3/1/26	100,000	98,442
4.00% 6/1/23	50,000	53,532
IHS Markit
4.13% 8/1/23	35,000	37,506
4.25% 5/1/29	30,000	33,793
4.75% 8/1/28	25,000	28,876
Northwestern University 2.64% 12/1/50	5,000	4,751
PayPal Holdings
2.20% 9/26/22	95,000	97,490
2.85% 10/1/29	195,000	203,158
President & Fellows of Harvard College 2.52% 10/15/50	3,000	2,798
Quanta Services 2.90% 10/1/30	45,000	45,665
S&P Global 2.30% 8/15/60	28,000	22,750
University of Chicago
2.55% 4/1/50	2,000	1,811
2.76% 4/1/45	3,000	2,886
Verisk Analytics 4.13% 3/15/29	30,000	33,338
Yale University 2.40% 4/15/50	5,000	4,586
		679,313
Computers–0.54%
Apple 2.65% 5/11/50	15,000	13,638

LVIP BlackRock Advantage Allocation Fund–16

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Dell International
5.85% 7/15/25	50,000	$ 58,290
8.10% 7/15/36	13,000	19,041
8.35% 7/15/46	57,000	86,719
Hewlett Packard Enterprise 4.45% 10/2/23	70,000	76,060
HP
2.20% 6/17/25	20,000	20,643
3.00% 6/17/27	20,000	21,136
3.40% 6/17/30	10,000	10,439
6.00% 9/15/41	2,000	2,520
International Business Machines 3.50% 5/15/29	100,000	108,785
NetApp 2.38% 6/22/27	5,000	5,108
		422,379
Cosmetics & Personal Care–0.13%
Unilever Capital 2.20% 5/5/22	100,000	101,938
		101,938
Diversified Financial Services–0.99%
Air Lease 2.88% 1/15/26	20,000	20,752
Ally Financial 3.05% 6/5/23	10,000	10,456
American Express 2.50% 8/1/22	50,000	51,346
Brookfield Finance 4.70% 9/20/47	10,000	11,404
CME Group 5.30% 9/15/43	12,000	16,212
Intercontinental Exchange
0.70% 6/15/23	50,000	50,133
3.00% 6/15/50	80,000	74,019
3.00% 9/15/60	25,000	22,388
4.25% 9/21/48	30,000	33,720
Mastercard
2.95% 3/15/51	30,000	29,544
3.65% 6/1/49	80,000	87,317
3.80% 11/21/46	25,000	27,577
3.85% 3/26/50	20,000	22,663
Nomura Holdings 2.65% 1/16/25	200,000	206,867
ORIX 2.90% 7/18/22	30,000	30,910
Visa
2.00% 8/15/50	8,000	6,473
2.15% 9/15/22	45,000	46,157
3.65% 9/15/47	20,000	22,108
		770,046
Electric–1.91%
Ameren 3.50% 1/15/31	10,000	10,612
Appalachian Power 3.70% 5/1/50	10,000	10,120
Arizona Public Service 2.60% 8/15/29	50,000	51,212
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Berkshire Hathaway Energy
2.85% 5/15/51	10,000	$ 8,960
4.25% 10/15/50	20,000	22,913
CenterPoint Energy Houston Electric 2.90% 7/1/50	10,000	9,357
Cleveland Electric Illuminating 5.50% 8/15/24	40,000	45,592
Connecticut Light and Power 4.00% 4/1/48	10,000	11,338
Consolidated Edison Co. of New York
3.95% 4/1/50	10,000	10,848
4.13% 5/15/49	10,000	11,118
Consumers Energy 2.50% 5/1/60	5,000	4,152
Dominion Energy
3.90% 10/1/25	75,000	82,496
4.60% 3/15/49	20,000	23,719
DTE Electric 2.63% 3/1/31	10,000	10,249
DTE Energy
3.30% 6/15/22	40,000	41,124
3.70% 8/1/23	40,000	42,612
Duke Energy
2.45% 6/1/30	30,000	29,603
2.65% 9/1/26	135,000	141,255
Duke Energy Florida 1.75% 6/15/30	30,000	28,373
Duke Energy Ohio 2.13% 6/1/30	10,000	9,728
Duke Energy Progress 2.50% 8/15/50	10,000	8,522
Entergy 4.00% 7/15/22	35,000	36,350
Entergy Arkansas 2.65% 6/15/51	5,000	4,394
Entergy Louisiana
3.10% 6/15/41	10,000	10,027
4.05% 9/1/23	90,000	96,752
Evergy 4.85% 6/1/21	20,000	20,000
Exelon
3.50% 6/1/22	35,000	36,100
3.95% 6/15/25	35,000	38,246
Georgia Power 3.70% 1/30/50	20,000	20,508
Indiana Michigan Power 4.55% 3/15/46	15,000	17,572
Interstate Power and Light 2.30% 6/1/30	20,000	19,727
ITC Holdings 3.25% 6/30/26	15,000	16,175
National Rural Utilities Cooperative Finance 1.75% 1/21/22	85,000	85,956
NextEra Energy Capital Holdings
2.25% 6/1/30	40,000	39,136
2.75% 11/1/29	30,000	30,743
Northern States Power 3.60% 9/15/47	25,000	26,713

LVIP BlackRock Advantage Allocation Fund–17

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Oncor Electric Delivery 3.80% 6/1/49	10,000	$ 10,872
Pacific Gas and Electric
1.75% 6/16/22	10,000	10,015
2.50% 2/1/31	10,000	9,435
3.25% 6/1/31	10,000	9,956
3.50% 8/1/50	10,000	8,678
4.50% 7/1/40	10,000	10,145
PECO Energy 2.80% 6/15/50	30,000	27,941
PPL Electric Utilities 3.00% 10/1/49	15,000	14,239
PSEG Power 3.85% 6/1/23	100,000	106,610
Public Service Electric and Gas
2.05% 8/1/50	10,000	8,045
2.70% 5/1/50	10,000	9,209
Southern 3.25% 7/1/26	55,000	58,871
Southern California Edison 3.65% 2/1/50	20,000	19,785
Union Electric 3.25% 10/1/49	10,000	9,943
Virginia Electric and Power 3.30% 12/1/49	10,000	9,945
WEC Energy Group
0.55% 9/15/23	40,000	39,918
1.80% 10/15/30	10,000	9,320
		1,485,229
Electronics–0.17%
Agilent Technologies 2.30% 3/12/31	35,000	34,081
Allegion US Holding 3.20% 10/1/24	40,000	42,435
Flex 3.75% 2/1/26	5,000	5,365
Honeywell International 2.30% 8/15/24	20,000	21,169
Keysight Technologies 4.60% 4/6/27	25,000	28,620
		131,670
Environmental Control–0.01%
Waste Connections 2.60% 2/1/30	5,000	5,021
		5,021
Food–0.10%
General Mills 2.88% 4/15/30	20,000	20,647
Hershey 1.70% 6/1/30	10,000	9,553
McCormick & Co 2.70% 8/15/22	45,000	46,305
		76,505
Forest Products & Paper–0.08%
Georgia-Pacific 8.00% 1/15/24	50,000	59,906
		59,906
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.19%
Atmos Energy 1.50% 1/15/31	20,000	$ 18,269
NiSource 4.38% 5/15/47	20,000	22,412
Southern Gas Capital 3.25% 6/15/26	100,000	107,923
		148,604
Health Care Products–0.16%
Baxter International 2.60% 8/15/26	45,000	47,797
DH Europe Finance II Sarl 3.40% 11/15/49	10,000	10,125
PerkinElmer 2.55% 3/15/31	5,000	4,954
Thermo Fisher Scientific 4.10% 8/15/47	50,000	58,027
Zimmer Biomet Holdings 3.55% 3/20/30	5,000	5,345
		126,248
Health Care Services–0.56%
Anthem 3.35% 12/1/24	95,000	102,756
Baylor Scott & White Holdings 2.84% 11/15/50	2,000	1,882
CommonSpirit Health 3.91% 10/1/50	6,000	6,112
HCA
5.25% 6/15/49	30,000	36,710
5.50% 6/15/47	63,000	78,359
Humana
2.90% 12/15/22	55,000	56,996
3.95% 8/15/49	20,000	21,523
4.95% 10/1/44	25,000	30,016
Memorial Sloan-Kettering Cancer Center 2.96% 1/1/50	1,000	959
UnitedHealth Group
3.13% 5/15/60	30,000	29,451
4.25% 4/15/47	25,000	29,395
Universal Health Services 2.65% 10/15/30	40,000	38,621
		432,780
Home Builders–0.03%
NVR 3.00% 5/15/30	20,000	20,527
		20,527
Household Products Ware–0.02%
Kimberly-Clark 2.88% 2/7/50	15,000	14,735
		14,735
Insurance–0.70%
Aflac
3.25% 3/17/25	50,000	53,845
4.75% 1/15/49	45,000	55,773
Aon 2.80% 5/15/30	15,000	15,328

LVIP BlackRock Advantage Allocation Fund–18

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway Finance
1.45% 10/15/30	30,000	$ 27,998
4.20% 8/15/48	10,000	11,539
4.25% 1/15/49	15,000	17,365
Fairfax Financial Holdings 3.38% 3/3/31	35,000	34,868
Marsh & McLennan
4.20% 3/1/48	25,000	28,953
4.75% 3/15/39	62,000	76,439
4.90% 3/15/49	65,000	82,980
MetLife 4.05% 3/1/45	15,000	17,017
Progressive
3.95% 3/26/50	38,000	42,350
4.13% 4/15/47	70,000	80,468
		544,923
Internet–0.70%
Alibaba Group Holding 3.40% 12/6/27	200,000	214,563
Alphabet 2.25% 8/15/60	10,000	8,160
Baidu 4.13% 6/30/25	260,000	285,585
Booking Holdings 4.63% 4/13/30	6,000	6,989
eBay 2.70% 3/11/30	25,000	25,260
		540,557
Investment Company Security–0.38%
Ares Capital
2.15% 7/15/26	37,000	36,031
3.25% 7/15/25	70,000	72,207
3.88% 1/15/26	13,000	13,700
4.20% 6/10/24	80,000	86,258
FS KKR Capital
4.13% 2/1/25	20,000	20,564
4.63% 7/15/24	20,000	21,233
Goldman Sachs BDC 2.88% 1/15/26	45,000	45,483
		295,476
Iron & Steel–0.14%
Vale 5.63% 9/11/42	20,000	24,070
Vale Overseas
3.75% 7/8/30	50,000	52,194
6.88% 11/21/36	10,000	13,291
6.88% 11/10/39	12,000	16,025
		105,580
Lodging–0.13%
Choice Hotels International 3.70% 12/1/29	20,000	20,959
Las Vegas Sands 3.50% 8/18/26	45,000	46,921
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Marriott International 2.85% 4/15/31	30,000	$ 29,443
		97,323
Machinery Construction & Mining–0.15%
Caterpillar 1.90% 3/12/31	50,000	48,123
Caterpillar Financial Services 1.95% 11/18/22	65,000	66,678
		114,801
Machinery Diversified–0.06%
John Deere Capital 1.20% 4/6/23	30,000	30,475
Otis Worldwide 3.36% 2/15/50	20,000	19,520
		49,995
Media–0.62%
Charter Communications Operating
3.50% 6/1/41	5,000	4,742
4.46% 7/23/22	100,000	104,295
5.38% 4/1/38	20,000	23,573
Comcast
2.65% 8/15/62	40,000	33,938
3.00% 2/1/24	60,000	64,029
3.70% 4/15/24	30,000	32,764
4.60% 10/15/38	45,000	54,319
Fox 4.03% 1/25/24	35,000	38,018
Time Warner Cable
4.00% 9/1/21	100,000	100,523
4.50% 9/15/42	20,000	21,376
		477,577
Mining–0.08%
Newmont 2.25% 10/1/30	17,000	16,560
Southern Copper
3.88% 4/23/25	19,000	20,862
5.88% 4/23/45	17,000	22,239
		59,661
Miscellaneous Manufacturing–0.09%
3M
2.25% 3/15/23	20,000	20,725
2.65% 4/15/25	40,000	42,485
Ingersoll-Rand Luxembourg Finance 4.50% 3/21/49	5,000	5,834
		69,044
Oil & Gas–0.30%
BP Capital Markets America
3.22% 11/28/23	75,000	79,963
3.79% 2/6/24	50,000	54,240
Chevron
1.55% 5/11/25	10,000	10,204
5.25% 11/15/43	10,000	12,938

LVIP BlackRock Advantage Allocation Fund–19

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Equinor 3.25% 11/18/49	10,000	$ 9,792
Exxon Mobil
2.99% 3/19/25	40,000	42,863
3.45% 4/15/51	20,000	20,197
		230,197
Oil & Gas Services–0.04%
Baker Hughes 4.08% 12/15/47	25,000	26,650
National Oilwell Varco 3.60% 12/1/29	2,000	2,011
		28,661
Pharmaceuticals–1.02%
AbbVie
2.60% 11/21/24	70,000	73,906
4.25% 11/21/49	5,000	5,658
4.45% 5/14/46	30,000	34,565
AmerisourceBergen
2.70% 3/15/31	10,000	9,977
2.80% 5/15/30	35,000	35,682
3.45% 12/15/27	25,000	27,218
Becton Dickinson & Co 2.89% 6/6/22	30,000	30,777
Bristol-Myers Squibb
2.35% 11/13/40	15,000	13,644
2.55% 11/13/50	20,000	17,774
3.25% 8/15/22	150,000	155,955
Cigna 3.75% 7/15/23	24,000	25,667
CVS Health 3.00% 8/15/26	25,000	26,714
Johnson & Johnson 2.25% 9/1/50	10,000	8,897
McKesson 0.90% 12/3/25	35,000	34,272
Merck & Co
0.75% 2/24/26	85,000	83,890
4.00% 3/7/49	10,000	11,555
Novartis Capital 2.75% 8/14/50	22,000	20,881
Zoetis
3.00% 9/12/27	100,000	107,011
3.90% 8/20/28	35,000	38,919
4.70% 2/1/43	25,000	30,165
		793,127
Pipelines–0.32%
Cheniere Corpus Christi Holdings
3.70% 11/15/29	45,000	47,428
5.13% 6/30/27	70,000	80,053
Energy Transfer Operating 5.00% 5/15/50	10,000	10,343
MPLX
4.50% 4/15/38	5,000	5,462
4.88% 12/1/24	5,000	5,612
5.50% 2/15/49	10,000	11,748
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK
2.75% 9/1/24	45,000	$ 47,208
5.20% 7/15/48	5,000	5,470
Sabine Pass Liquefaction 4.20% 3/15/28	12,000	13,165
Williams 3.50% 11/15/30	5,000	5,300
Williams Companies 5.10% 9/15/45	17,000	19,496
		251,285
Real Estate Investment Trusts–0.68%
American Tower
1.30% 9/15/25	25,000	24,892
4.00% 6/1/25	45,000	49,517
4.40% 2/15/26	25,000	28,165
CC Holdings 3.85% 4/15/23	50,000	53,237
Crown Castle International 3.20% 9/1/24	35,000	37,585
Essex Portfolio 1.70% 3/1/28	30,000	28,883
GLP Capital
4.00% 1/15/30	20,000	20,805
4.00% 1/15/31	90,000	93,013
5.38% 4/15/26	40,000	44,914
Host Hotels & Resorts 3.75% 10/15/23	30,000	31,748
Omega Healthcare Investors 4.50% 4/1/27	7,000	7,630
Public Storage 3.39% 5/1/29	60,000	65,479
Weyerhaeuser 4.00% 4/15/30	40,000	44,215
		530,083
Retail–0.22%
Costco Wholesale 1.75% 4/20/32	56,000	53,230
Home Depot
3.35% 9/15/25	30,000	32,785
4.25% 4/1/46	20,000	23,536
Lowe's Companies 3.50% 4/1/51	30,000	30,514
Starbucks 3.55% 8/15/29	20,000	21,864
Walgreens Boots Alliance 3.80% 11/18/24	10,000	10,899
		172,828
Semiconductors–0.44%
Broadcom
3.50% 2/15/41	10,000	9,577
3.75% 2/15/51	15,000	14,343
4.11% 9/15/28	73,000	79,807
4.15% 11/15/30	35,000	37,778
4.30% 11/15/32	70,000	76,212
Intel 2.88% 5/11/24	40,000	42,694
Micron Technology
2.50% 4/24/23	20,000	20,758

LVIP BlackRock Advantage Allocation Fund–20

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Micron Technology (continued)
4.66% 2/15/30	55,000	$ 62,476
		343,645
Software–0.94%
Activision Blizzard 2.50% 9/15/50	15,000	12,588
Adobe 2.15% 2/1/27	40,000	41,273
Citrix Systems 1.25% 3/1/26	40,000	39,323
Electronic Arts 1.85% 2/15/31	30,000	28,288
Intuit 1.35% 7/15/27	25,000	24,584
Microsoft
2.53% 6/1/50	9,000	8,195
2.92% 3/17/52	8,000	7,880
4.10% 2/6/37	8,000	9,450
Oracle
1.90% 9/15/21	20,000	20,117
2.50% 4/1/25	95,000	99,818
2.88% 3/25/31	95,000	96,704
3.95% 3/25/51	25,000	25,772
Roper Technologies
2.35% 9/15/24	25,000	26,131
2.80% 12/15/21	25,000	25,375
3.65% 9/15/23	40,000	42,861
3.80% 12/15/26	25,000	27,742
ServiceNow 1.40% 9/1/30	121,000	109,369
VMware 2.95% 8/21/22	85,000	87,656
		733,126
Telecommunications–0.75%
AT&T
0.90% 3/25/24	60,000	60,128
1.70% 3/25/26	55,000	54,981
3.10% 2/1/43	15,000	13,996
3.30% 2/1/52	5,000	4,503
4.45% 4/1/24	38,000	41,680
5.25% 3/1/37	90,000	108,583
Deutsche Telekom International Finance 8.75% 6/15/30	50,000	74,156
Motorola Solutions
2.30% 11/15/30	6,000	5,675
4.60% 2/23/28	20,000	22,767
Verizon Communications
3.00% 11/20/60	20,000	17,363
3.38% 2/15/25	65,000	70,503
4.13% 8/15/46	20,000	21,899
4.50% 8/10/33	75,000	87,114
		583,348
Transportation–0.09%
Burlington Northern Santa Fe 4.70% 9/1/45	25,000	30,553
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
United Parcel Service 5.30% 4/1/50	30,000	$ 40,683
		71,236
Water–0.05%
Essential Utilities 3.57% 5/1/29	35,000	37,670
		37,670
Total Corporate Bonds (Cost $15,746,417)		15,962,745
MUNICIPAL BONDS–0.32%
Bay Area Toll Authority (Build America Bonds) Series S3 6.91% 10/1/50	15,000	24,763
Board of Regents of the University of Texas System (TXBL-REF-SER B) Series B 2.44% 8/15/49	5,000	4,584
California State University (TXBL-REF-SER B) Series B 2.98% 11/1/51	15,000	14,703
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	35,000	56,541
District of Columbia Water & Sewer Authority (TXBL-SENIOR LIEN-GREEN BOND- S) 4.81% 10/1/14	5,000	6,488
New Jersey Turnpike Authority Series A 7.10% 1/1/41	25,000	38,275
New York State Dormitory Authority (TXBL-REF-SER B) Series B 3.14% 7/1/43	5,000	4,822
Port Authority of New York & New Jersey (TXBL-CONSOLIDATED BONDS-SER 21) Series 21 3.29% 8/1/69	15,000	14,618
San Antonio Electric & Gas Systems Revenue (TXBL-REF) 2.91% 2/1/48	10,000	9,827
State of Oregon 5.89% 6/1/27	35,000	42,718
Texas Transportation Commission (TXBL-REF) 2.47% 10/1/44 (GO)	10,000	9,449
Texas Transportation Commission State Highway Fund (TXBL-REF) 4.00% 10/1/33	10,000	11,923

LVIP BlackRock Advantage Allocation Fund–21

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
MUNICIPAL BONDS (continued)
University of California 3.71% 5/15/20	5,000	$ 4,797
Total Municipal Bonds (Cost $230,455)		243,508
NON-AGENCY ASSET-BACKED SECURITIES–6.24%
Avant Loans Funding Trust
Series 2019-B A 2.72% 10/15/26	14,002	14,025
Series 2020-REV1 A 2.17% 5/15/29	150,000	151,049
Conn's Receivables Funding Series 2020-A A 1.71% 6/16/25	53,087	53,117
Consumer Loan Underlying Bond CLUB Credit Trust
Series 2019-P2 A 2.47% 10/15/26	33,662	33,804
Series 2020-P1 A 2.26% 3/15/28	70,631	71,078
Consumer Loan Underlying Bond Credit Trust Series 2019-P1 A 2.94% 7/15/26	19,026	19,095
Drive Auto Receivables Trust
Series 2017-3 D 3.53% 12/15/23	66,491	67,373
Series 2018-3 D 4.30% 9/16/24	60,000	61,590
Series 2018-4 D 4.09% 1/15/26	30,000	31,033
Series 2019-1 D 4.09% 6/15/26	200,000	208,557
Series 2019-2 C 3.42% 6/16/25	180,000	183,945
Series 2019-4 C 2.51% 11/17/25	200,000	204,025
Series 2020-1 C 2.36% 3/16/26	140,000	143,034
Series 2020-2 A2A 0.85% 7/17/23	63,013	63,104
Series 2020-2 A3 0.83% 5/15/24	100,000	100,357
Series 2020-2 B 1.42% 3/17/25	60,000	60,810
Series 2020-2 C 2.28% 8/17/26	30,000	30,850
DT Auto Owner Trust Series 2019-3A C 2.74% 4/15/25	70,000	71,185
Exeter Automobile Receivables Trust
Series 2020-1A B 2.26% 4/15/24	200,000	201,814
Series 2020-3A B 0.79% 9/16/24	90,000	90,281
Series 2020-3A D 1.73% 7/15/26	40,000	40,586
Series 2021-1A C 0.74% 1/15/26	180,000	179,629
	Principal Amount	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust Series 2018-1 A 3.19% 7/15/31	100,000	$ 107,763
Marlette Funding Trust
A 2.69% 9/17/29	23,135	23,259
Series 2018-3A B 3.86% 9/15/28	2,679	2,682
Series 2018-4A A 3.71% 12/15/28	1,294	1,295
Series 2019-1A A 3.44% 4/16/29	16,307	16,399
Series 2019-2A A 3.13% 7/16/29	33,433	33,673
Series 2020-1A A 2.24% 3/15/30	26,236	26,335
Series 2020-2A A 1.02% 9/16/30	47,851	47,913
OneMain Financial Issuance Trust Series 2019-2A A 3.14% 10/14/36	140,000	148,807
Prosper Marketplace Issuance Trust Series 2019-4A A 2.48% 2/17/26	4,780	4,797
Santander Drive Auto Receivables Trust
Series 2017-2 D 3.49% 7/17/23	53,774	53,852
Series 2018-2 D 3.88% 2/15/24	200,000	205,217
Series 2018-5 D 4.19% 12/16/24	130,000	134,052
Series 2019-3 B 2.28% 9/15/23	114,556	115,023
Series 2020-2 B 0.96% 11/15/24	40,000	40,240
Series 2020-2 C 1.46% 9/15/25	60,000	60,807
Series 2020-3 B 0.69% 3/17/25	190,000	190,599
Series 2021-1 C 0.75% 2/17/26	90,000	89,786
Santander Drive Auto Receivables Trust Series 2020-4 C 1.01% 1/15/26	120,000	120,392
Santander Revolving Auto Loan Trust Series 2019-A A 2.51% 1/26/32	100,000	104,863
SoFi Consumer Loan Program
Series 2017-4 A 2.50% 5/26/26	1,109	1,110
Series 2017-6 A2 2.82% 11/25/26	2,411	2,414
Toyota Auto Loan Extended Note Trust Series 2020-1A A 1.35% 5/25/33	100,000	101,444

LVIP BlackRock Advantage Allocation Fund–22

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Upgrade Receivables Trust Series 2019-2A A 2.77% 10/15/25	161	$ 161
Upstart Securitization Trust
Series 2020-1 A 2.32% 4/22/30	250,314	252,773
Series 2021-1 A 0.87% 3/20/31	144,999	145,113
Westlake Automobile Receivables Trust
Series 2018-3A D 4.00% 10/16/23	40,000	41,052
Series 2019-2A B 2.62% 7/15/24	200,000	201,859
Series 2020-2A B 1.32% 7/15/25	110,000	111,145
Series 2020-2A C 2.01% 7/15/25	150,000	153,456
Series 2020-3A B 0.78% 11/17/25	140,000	140,601
Series 2020-3A C 1.24% 11/17/25	80,000	80,714
Total Non-Agency Asset-Backed Securities (Cost $4,780,084)		4,839,937
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.06%
•Connecticut Avenue Securities Trust
Series 2020-R01 1M1 0.91% (LIBOR01M + 0.80%) 1/25/40	20,387	20,386
Series 2020-R02 2M1 0.86% (LIBOR01M + 0.75%) 1/25/40	21,397	21,401
Total Non-Agency Collateralized Mortgage Obligations (Cost $41,781)		41,787
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.98%
Bank Series 2019-BN23 A3 2.92% 12/15/52	40,000	41,882
BANK
Series 2020-BN28 A4 1.84% 3/15/63	30,000	28,677
Series 2020-BN29 A4 2.00% 11/15/53	30,000	28,973
Barclays Commercial Mortgage Trust Series 2019-C4 A5 2.92% 8/15/52	30,000	31,355
BBCMS Mortgage Trust Series 2020-C8 A5 2.04% 10/15/53	75,000	72,653
Benchmark Mortgage Trust
Series 2018-B5 A4 4.21% 7/15/51	30,000	34,065
Series 2019-B15 A5 2.93% 12/15/72	40,000	41,781
	Principal Amount	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2020-B19 A5 1.85% 9/15/53	65,000	$ 62,256
Series 2020-B20 A5 2.03% 10/15/53	60,000	58,141
Series 2020-B21 A5 1.98% 12/17/53	60,000	57,736
CFCRE Commercial Mortgage Trust
Series 2012-CR3 AM 3.42% 10/15/45	50,000	51,124
Series 2016-C4 AM 3.69% 5/10/58	50,000	54,008
•Citigroup Commercial Mortgage Trust Series 2017-P8 AS 3.79% 9/15/50	40,000	43,314
COMM Mortgage Trust Series 2017-COR2 A3 3.51% 9/10/50	30,000	32,978
JPM-BB Commercial Mortgage Securities Trust
Series 2013-C17 A3 3.93% 1/15/47	29,416	30,247
Series 2015-C30 A5 3.82% 7/15/48	100,000	109,673
Series 2015-C33 A4 3.77% 12/15/48	50,000	54,849
Series 2016-C1 A5 3.58% 3/15/49	30,000	32,687
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 A4 3.10% 5/15/46	40,000	41,820
Morgan Stanley Capital I Trust
Series 2015-UBS8 A3 3.54% 12/15/48	70,000	76,305
Series 2019-L3 AS 3.49% 11/15/52	20,000	21,714
Series 2020-L4 A3 2.70% 2/15/53	50,000	51,432
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 A4 3.24% 4/10/46	100,000	104,139
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 AS 3.58% 2/15/48	30,000	32,224
Series 2018-C46 AS 4.38% 8/15/51	50,000	56,431
Series 2020-C56 A5 2.45% 6/15/53	75,000	75,637
Series 2020-C58 A4 2.09% 7/15/53	40,000	38,910
WF -RBS Commercial Mortgage Trust Series 2013-C12 A4 3.20% 3/15/48	10,000	10,431

LVIP BlackRock Advantage Allocation Fund–23

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust
Series 2013-C14 A5 3.34% 6/15/46	20,000	$ 21,044
•Series 2013-C18 A5 4.16% 12/15/46	50,000	54,232
•Series 2013-UBS1 A4 4.08% 3/15/46	49,821	53,791
•Series 2014-C23 AS 4.21% 10/15/57	30,000	32,706
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $1,558,275)		1,537,215
ΔSOVEREIGN BONDS–0.52%
INDONESIA–0.28%
Indonesia Government International Bond 4.10% 4/24/28	200,000	221,310
		221,310
MEXICO–0.11%
Mexico Government International Bond 6.05% 1/11/40	70,000	84,020
		84,020
	Principal Amount	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
PERU–0.03%
Peruvian Government International Bond
3.55% 3/10/51	5,000	$ 4,869
5.63% 11/18/50	15,000	19,843
		24,712
URUGUAY–0.10%
Uruguay Government International Bond
4.38% 10/27/27	50,000	56,732
5.10% 6/18/50	15,000	18,583
		75,315
Total Sovereign Bonds (Cost $413,182)		405,357

	Number of Shares°
MONEY MARKET FUND–6.62%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	5,141,219	5,141,219
Total Money Market Fund (Cost $5,141,219)		5,141,219

TOTAL INVESTMENTS–105.83% (Cost $74,521,623)	82,123,423

	Principal Amount	Value (U.S. $)
TBA SALES–(0.77)%
AGENCY MORTGAGE-BACKED SECURITY–(0.77)%
Fannie Mae S.F. 30 yr TBA	(570,000)	$ (593,713)
Total TBA Sales (Proceeds $597,952)		(593,713)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.06%)	(3,932,968)
NET ASSETS APPLICABLE TO 5,837,687 SHARES OUTSTANDING–100.00%	$77,596,742

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
LVIP BlackRock Advantage Allocation Fund–24

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
Δ Securities have been classified by country of origin.

The following futures contracts and swap contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
11	U.S. Treasury 10 yr Notes	$1,440,312	$1,457,157	6/21/21	$—	$(16,845)
(7)	U.S. Treasury 10 yr Ultra Notes	(1,005,813)	(1,034,253)	6/21/21	28,440	—
12	U.S. Treasury Long Bonds	1,855,125	1,858,846	6/21/21	—	(3,721)
(2)	U.S. Treasury Notes	(441,453)	(441,513)	6/30/21	60	—
4	U.S. Treasury Notes	493,594	495,682	6/30/21	—	(2,088)
9	U.S. Treasury Ultra Bonds	1,630,969	1,718,193	6/21/21	—	(87,224)
					28,500	(109,878)
Equity Contracts:
3	E-mini MSCI EAFE Index	328,800	331,536	6/18/21	—	(2,736)
2	E-mini MSCI Emerging Markets Index	132,250	133,591	6/18/21	—	(1,341)
3	E-mini S&P 500 Index	595,110	590,030	6/18/21	5,080	—
					5,080	(4,077)
Total Futures Contracts					$33,580	$(113,955)
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Sold
Markit CDX.NA.IG.S36.V1-Quarterly[3]	3,200,000	1.00%	6/20/26	$(75,276)	$(67,086)	$—	$(8,190)
LVIP BlackRock Advantage Allocation Fund–25

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
11 yr IRS-(Semiannual/Quarterly)	540,000	(2.33%)	1.00%	2/22/31	$(10,091)	$11	$—	$(10,102)
6 yr IRS-(Semiannual/Quarterly)	1,110,000	(2.27%)	1.00%	3/2/26	(15,262)	18	—	(15,280)
Total IRS Contracts						$29	$—	$(25,382)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2021.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
GDR–Global Depository Receipt
GNMA–Government National Mortgage Association
GO–Government Obligation
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
IT–Information Technology
JPM-BB–JPMorgan Barclays Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
MSCI–Morgan Stanley Capital International
PJSC–Public Joint Stock Company
RBS–Royal Bank of Scotland
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
TBA–To be announced
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP BlackRock Advantage Allocation Fund–26

LVIP BlackRock Advantage Allocation Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Advantage Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP BlackRock Advantage Allocation Fund–27

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$443,304	$—	$—	$443,304
Air Freight & Logistics	207,020	—	—	207,020
Airlines	63,824	—	—	63,824
Auto Components	36,992	—	—	36,992
Automobiles	375,480	—	—	375,480
Banks	613,814	—	—	613,814
Beverages	443,942	—	—	443,942
Biotechnology	487,666	—	—	487,666
Building Products	67,426	—	—	67,426
Capital Markets	627,531	—	—	627,531
Chemicals	237,463	—	—	237,463
Commercial Services & Supplies	66,297	—	—	66,297
Communications Equipment	14,189	—	—	14,189
Consumer Finance	162,283	—	—	162,283
Containers & Packaging	37,454	—	—	37,454
Distributors	11,097	—	—	11,097
Diversified Consumer Services	129,087	—	—	129,087
Diversified Financial Services	470,688	—	—	470,688
Diversified Telecommunication Services	325,518	—	—	325,518
Electric Utilities	163,625	—	—	163,625
Electrical Equipment	298,402	—	—	298,402
Electronic Equipment, Instruments & Components	49,751	—	—	49,751
Energy Equipment & Services	347,316	—	—	347,316
Entertainment	441,608	—	—	441,608
Equity Real Estate Investment Trusts	400,686	—	—	400,686
Food & Staples Retailing	310,893	—	—	310,893
Food Products	132,867	—	—	132,867
Gas Utilities	20,857	—	—	20,857
Health Care Equipment & Supplies	326,940	—	—	326,940
Health Care Providers & Services	1,327,088	—	—	1,327,088
Health Care Technology	36,731	—	—	36,731
Hotels, Restaurants & Leisure	817,765	—	—	817,765
Household Durables	523,730	—	—	523,730
Household Products	562,393	—	—	562,393
Industrial Conglomerates	186,928	—	—	186,928
Insurance	880,428	—	—	880,428
Interactive Media & Services	1,371,989	—	—	1,371,989
Internet & Direct Marketing Retail	936,176	—	—	936,176
IT Services	1,655,056	—	—	1,655,056
Leisure Products	59,531	—	—	59,531
Life Sciences Tools & Services	215,943	—	—	215,943
Machinery	555,947	—	—	555,947
Media	262,992	—	—	262,992
Metals & Mining	368,171	—	—	368,171
Multiline Retail	184,148	—	—	184,148
Multi-Utilities	104,085	—	—	104,085
Oil, Gas & Consumable Fuels	725,479	—	—	725,479
Personal Products	51,403	—	—	51,403
Pharmaceuticals	928,709	—	—	928,709
Professional Services	121,016	—	—	121,016
Real Estate Management & Development	30,845	—	—	30,845
Road & Rail	142,949	—	—	142,949
Semiconductors & Semiconductor Equipment	864,241	—	—	864,241
Software	1,804,672	—	—	1,804,672
LVIP BlackRock Advantage Allocation Fund–28

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Specialty Retail	$895,720	$—	$—	$895,720
Technology Hardware, Storage & Peripherals	1,361,484	—	—	1,361,484
Textiles, Apparel & Luxury Goods	452,164	—	—	452,164
Thrifts & Mortgage Finance	154,909	—	—	154,909
Trading Companies & Distributors	49,101	—	—	49,101
Transportation Infrastructure	11,579	—	—	11,579
Developed Markets
Aerospace & Defense	29,419	—	—	29,419
Air Freight & Logistics	105,503	—	—	105,503
Airlines	39,342	—	—	39,342
Auto Components	319,042	—	—	319,042
Automobiles	311,498	—	—	311,498
Banks	1,868,833	—	—	1,868,833
Beverages	251,905	—	—	251,905
Biotechnology	40,806	—	—	40,806
Building Products	65,022	—	—	65,022
Capital Markets	41,836	—	—	41,836
Chemicals	473,514	—	—	473,514
Commercial Services & Supplies	82,373	—	—	82,373
Communications Equipment	56,733	—	—	56,733
Construction & Engineering	54,668	—	—	54,668
Consumer Finance	13,193	—	69,645	82,838
Distributors	11,714	—	—	11,714
Diversified Consumer Services	12,615	—	—	12,615
Diversified Financial Services	66,678	—	—	66,678
Diversified Telecommunication Services	96,225	—	—	96,225
Electric Utilities	109,391	—	—	109,391
Electrical Equipment	271,482	—	—	271,482
Electronic Equipment, Instruments & Components	214,944	—	—	214,944
Energy Equipment & Services	34,758	—	—	34,758
Entertainment	26,455	—	—	26,455
Equity Real Estate Investment Trusts	106,980	—	—	106,980
Food & Staples Retailing	262,740	—	—	262,740
Food Products	245,486	—	—	245,486
Health Care Equipment & Supplies	26,005	—	—	26,005
Hotels, Restaurants & Leisure	144,869	—	—	144,869
Household Durables	46,507	—	—	46,507
Industrial Conglomerates	277,000	—	—	277,000
Insurance	344,436	—	—	344,436
Interactive Media & Services	26,398	—	—	26,398
Internet & Direct Marketing Retail	267,003	—	—	267,003
IT Services	158,212	—	—	158,212
Life Sciences Tools & Services	45,236	—	—	45,236
Machinery	166,048	—	—	166,048
Marine	61,272	—	—	61,272
Media	107,579	—	—	107,579
Metals & Mining	414,875	—	—	414,875
Multi-Utilities	71,915	—	—	71,915
Oil, Gas & Consumable Fuels	151,629	—	—	151,629
Personal Products	605,201	—	—	605,201
Pharmaceuticals	352,500	—	—	352,500
Professional Services	436,627	—	—	436,627
Real Estate Management & Development	17,098	—	—	17,098
Road & Rail	29,894	—	—	29,894
Semiconductors & Semiconductor Equipment	56,700	—	—	56,700
Software	373,716	—	—	373,716
Specialty Retail	315,378	—	—	315,378
LVIP BlackRock Advantage Allocation Fund–29

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Developed Markets (continued)
Technology Hardware, Storage & Peripherals	$104,668	$—	$—	$104,668
Textiles, Apparel & Luxury Goods	301,504	—	—	301,504
Tobacco	55,992	—	—	55,992
Trading Companies & Distributors	44,988	—	—	44,988
Wireless Telecommunication Services	281,390	—	—	281,390
Emerging Markets
Airlines	68,937	—	—	68,937
Auto Components	6,125	—	—	6,125
Automobiles	1,762	—	—	1,762
Banks	519,624	—	—	519,624
Beverages	12,949	—	—	12,949
Biotechnology	860	—	—	860
Capital Markets	6,786	—	—	6,786
Chemicals	7,647	—	—	7,647
Construction & Engineering	5,976	—	—	5,976
Construction Materials	19,507	—	—	19,507
Consumer Finance	2,988	—	—	2,988
Diversified Consumer Services	30,758	—	—	30,758
Diversified Financial Services	4,921	—	—	4,921
Electric Utilities	71,312	—	—	71,312
Electrical Equipment	6,385	—	—	6,385
Electronic Equipment, Instruments & Components	167,462	—	—	167,462
Energy Equipment & Services	17,697	—	—	17,697
Entertainment	93,657	—	—	93,657
Food & Staples Retailing	11,669	—	—	11,669
Food Products	81,224	—	—	81,224
Health Care Equipment & Supplies	5,232	—	—	5,232
Health Care Providers & Services	29,033	—	—	29,033
Hotels, Restaurants & Leisure	17,800	—	—	17,800
Household Products	31,760	—	—	31,760
Independent Power and Renewable Electricity Producers	40,016	—	—	40,016
Insurance	48,641	—	—	48,641
Interactive Media & Services	521,760	—	—	521,760
Internet & Direct Marketing Retail	476,302	—	—	476,302
IT Services	241,034	—	—	241,034
Life Sciences Tools & Services	14,540	—	—	14,540
Machinery	58,913	—	—	58,913
Marine	41,448	—	—	41,448
Media	13,944	—	—	13,944
Metals & Mining	35,739	—	—	35,739
Oil, Gas & Consumable Fuels	94,401	—	—	94,401
Pharmaceuticals	20,507	—	—	20,507
Real Estate Management & Development	252,775	—	—	252,775
Semiconductors & Semiconductor Equipment	710,896	—	—	710,896
Specialty Retail	10,574	—	—	10,574
Technology Hardware, Storage & Peripherals	117,184	—	—	117,184
Textiles, Apparel & Luxury Goods	32,621	—	—	32,621
Thrifts & Mortgage Finance	90,441	—	—	90,441
Transportation Infrastructure	19,498	—	—	19,498
Wireless Telecommunication Services	36,143	—	—	36,143
Preferred Stocks	130,799	—	—	130,799
Agency Collateralized Mortgage Obligations	—	630,073	—	630,073
Agency Commercial Mortgage-Backed Securities	—	831,774	—	831,774
Agency Mortgage-Backed Securities	—	12,701,056	—	12,701,056
Agency Obligation	—	33,673	—	33,673
Corporate Bonds	—	15,962,745	—	15,962,745
LVIP BlackRock Advantage Allocation Fund–30

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$243,508	$—	$243,508
Non-Agency Asset-Backed Securities	—	4,839,937	—	4,839,937
Non-Agency Collateralized Mortgage Obligations	—	41,787	—	41,787
Non-Agency Commercial Mortgage-Backed Securities	—	1,537,215	—	1,537,215
Sovereign Bonds	—	405,357	—	405,357
Money Market Fund	5,141,219	—	—	5,141,219
Total Investments	$44,826,653	$37,227,125	$69,645	$82,123,423
Liabilities:
TBA Sales	$—	$(593,713)	$—	(593,713)
Derivatives:

Assets:
Futures Contracts	$33,580	$—	$—	$33,580
Liabilities:
Swap Contracts	$—	$(33,572)	$—	$(33,572)
Futures Contracts	$(113,955)	$—	$—	$(113,955)
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP BlackRock Advantage Allocation Fund–31